Business Segment Information (Reconciliation of Total Net Business Profits Under Internal Management Reporting System to Income Loss Before Income Tax Expense Benefit Shown on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	[1]	¥ 403,200	¥ 446,700	[2]
U.S. GAAP adjustments		14,800	(67,600)
(Provision) credit for loan losses		(569)	(3,030)
Net gains (losses) related to equity investments		64,500	122,600
Non-recurring personnel expense		(4,700)	(800)
Gains on disposal of premises and equipment		3,486	8,756
(Provision) credit for losses on off-balance-sheet instruments		7,895	9,324
Others-net		(31,300)	26,500
Income before income tax expense		¥ 457,273	¥ 542,530

[1]	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
[2]	Following the introduction of an in-house company system based on customer segments in April 2016, segment information for the earlier period was restated to reflect the relevant changes.